INTANGIBLE ASSETS, NET (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Software Copyright	$ 2,765,761	$ 2,813,123
Others	32,529	33,086
Intangible Assets, Gross	2,798,290	2,846,209
Less: Accumulated and amortization	(297,818)	(229,860)
Intangible assets, net	$ 2,500,472	$ 2,616,349